Mineral Properties, Plant and Equipment - Detailed Information About In Significant Royalty Arrangement Based On Gross Revenue (Detail)	12 Months Ended
Dec. 31, 2019
Mesquite [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	0.50%
Mesquite [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	7.00%
Aurizona [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	1.50%
Aurizona [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	3.00%
Aurizona [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	5.00%
Castle Mountain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Net Smelter Returns To Royalty	2.65%